united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

EQUINOX IPM SYSTEMATIC MACRO fund

CLASS I SHARES: EQIPX

SEMI-ANNUAL REPORT
DECEMBER 31, 2016

1-888-643-3431

www.EQUINOXFUNDS.com

DISTRIBUTED BY NORTHERN LIGHTS DISTRIBUTORS, LLC

Equinox IPM Systematic Macro Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the period ended December 31, 2016, as compared to its benchmark:

			Annualized
			Start of Performance ** -
	Six Months	One Year	December 31, 2016
Equinox IPM Systematic Macro Fund
Class I	(2.08)%	5.64%	2.99%
S&P 500 Total Return Index ***	7.82%	11.96%	7.78%
HFRI Macro (Total) Index ^	(5.08)%	(1.37)%	(1.42)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses pursuant to an expense limitation agreement. Under the terms of the expense limitation agreement, the Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.89% of the Fund’s average daily net assets. This expense limitation will remain in effect until October 31, 2017 but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The contribution from the Administrator (see Note 4) did not impact the Fund’s performance figures. Per the fee table in the November 1, 2016 prospectus, the Fund’s total annual operating and net expense ratios are 2.08% and 1.94%, respectively. More recent expense ratio information is available in the Financial Highlights on page 18. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Start of performance is July 7, 2015.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

^	The HFRI Macro (Total) Index includes Investment Managers which trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. It is not possible to invest directly in an index.

Portfolio Composition	% of Net Assets
U.S. Treasury Notes	41.9%
U.S. Treasury Bills	22.2%
Other assets and liabilities - net +	35.9%
100.0%

+	Includes net unrealized appreciation on futures contracts.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Principal Amount		Coupon Rate%	Maturity Date	Fair Value
	U.S. TREASURY NOTES - 41.9%
$25,000,000	United States Treasury Note	0.7500	10/31/2017	$24,980,962
50,000,000	United States Treasury Note	0.8750	1/31/2017	50,020,475
100,000,000	United States Treasury Note	0.8750	7/15/2017	100,097,800
60,000,000	United States Treasury Note	1.8750	10/31/2017	60,508,590
	(Total Cost - $235,802,296)			235,607,827

	SHORT-TERM INVESTMENTS - 22.2%
	U.S. TREASURY BILLS - 22.2%
75,000,000	United States Treasury Bill (a)	0.5300	4/27/2017	74,871,738
50,000,000	United States Treasury Bill (a)	0.6350	3/2/2017	49,961,750
	(Total Cost - $124,818,682)			124,833,488

	TOTAL INVESTMENTS - 64.1% (Cost - $360,620,978) (b)			$360,441,315
	OTHER ASSETS AND LIABILITIES - NET - 35.9%			202,339,162
	TOTAL NET ASSETS - 100.0%			$562,780,477

(a)	Represents discount rate at the time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $360,620,978 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation:	$24,512
Unrealized Depreciation:	(204,175)
Net Unrealized Depreciation:	$(179,663)

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

		Unrealized Appreciation/
Contracts		(Depreciation)
	LONG FUTURES CONTRACTS
1,591	10 YR AUD Government Bond March 2017
	(Underlying Face Amount at Fair Value $147,164,935)	$923,844
201	AEX Index (Amsterdam) January 2017
	(Underlying Face Amount at Fair Value $20,483,910)	335,737
1,331	British Pound Future March 2017
	(Underlying Face Amount at Fair Value $102,803,113)	(3,052,981)
906	CAC 40 10 Euro Future January 2017
	(Underlying Face Amount at Fair Value $46,471,023)	729,917
200	Dax Index March 2017
	(Underlying Face Amount at Fair Value $60,463,575)	970,603
1,246	Euro FX Currency Future March 2017
	(Underlying Face Amount at Fair Value $164,690,050)	(1,853,425)
306	Euro-Bund Future March 2017
	(Underlying Face Amount at Fair Value $52,980,013)	633,057
167	FTSE 100 Index March 2017
	(Underlying Face Amount at Fair Value $14,547,938)	112,704
322	FTSE/MIS Index Future March 2017
	(Underlying Face Amount at Fair Value $32,612,939)	986,861
76	Hang Seng Index Future January 2017
	(Underlying Face Amount at Fair Value $10,764,089)	176,803
624	IBEX-35 Index January 2017
	(Underlying Face Amount at Fair Value $61,297,473)	732,150
2,962	Japanese Yen Future March 2017
	(Underlying Face Amount at Fair Value $318,303,925)	(3,892,731)
1,215	Mexican Peso Future March 2017
	(Underlying Face Amount at Fair Value $29,141,775)	(527,985)
172	OMXS30 Index January 2017
	(Underlying Face Amount at Fair Value $2,875,943)	(35,355)
91	Polish Zloty March 2017
	(Underlying Face Amount at Fair Value $10,874,500)	151,230
515	Russian Ruble Future March 2017
	(Underlying Face Amount at Fair Value $20,748,063)	34,875
740	Swiss Franc Future March 2017
	(Underlying Face Amount at Fair Value $91,260,500)	(966,625)
282	TRY USD Currency March 2017
	(Underlying Face Amount at Fair Value $39,410,910)	34,385
4,420	US 10 Year Note Future March 2017
	(Underlying Face Amount at Fair Value $549,323,125)	(3,248,846)
788	USD SGD Currency January 2017
	(Underlying Face Amount at Fair Value $19,702,707)	270,883
59	USD/CZK March 2017
	(Underlying Face Amount at Fair Value $5,883,544)	(37,523)
157	USD/HUF March 2017
	(Underlying Face Amount at Fair Value $15,707,104)	(303,972)
12	USD ZAR Currency March 2017
	(Underlying Face Amount at Fair Value $1,221,157)	(27,196)
		(7,853,590)

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

		Unrealized Appreciation/
Contracts		(Depreciation)
	SHORT FUTURES CONTRACTS
2,219	Australian Dollar Future March 2017
	(Underlying Face Amount at Fair Value $159,812,380)	$6,614,067
332	Brazilian Real Future February 2017
	(Underlying Face Amount at Fair Value $10,031,380)	(3,320)
2,082	Canadian 10 Year Bond March 2017
	(Underlying Face Amount at Fair Value $213,517,363)	1,104,065
1,464	Canadian Dollar Future March 2017
	(Underlying Face Amount at Fair Value $108,943,560)	848,016
256	INR/USD January 2017
	(Underlying Face Amount at Fair Value $7,519,744)	(9,624)
186	Japan 10 Year Bond Future March 2017
	(Underlying Face Amount at Fair Value $239,590,517)	(385,334)
842	KRW USD Currency January 2017
	(Underlying Face Amount at Fair Value $17,399,930)	540,400
3,671	Long Gilt Future March 2017
	(Underlying Face Amount at Fair Value $570,774,422)	(12,957,518)
2,717	New Zealand Dollar Future March 2017
	(Underlying Face Amount at Fair Value $188,125,080)	6,496,814
225	NOK/USD Norwegian Krone March 2017
	(Underlying Face Amount at Fair Value $52,186,500)	82,460
83	S&P 500 Future March 2017
	(Underlying Face Amount at Fair Value $46,401,150)	129,687
204	S&P/TSX 60 Index Future March 2017
	(Underlying Face Amount at Fair Value $27,287,203)	10,178
463	SPI 200 March 2017
	(Underlying Face Amount at Fair Value $47,195,998)	(890,746)
1,029	Swedish Krona Future March 2017
	(Underlying Face Amount at Fair Value $227,306,100)	(6,523,860)
22	Swiss Mkt Index March 2017
	(Underlying Face Amount at Fair Value $1,769,135)	(16,081)
182	TOPIX Index Future March 2017
	(Underlying Face Amount at Fair Value $23,687,300)	(293,525)
		(5,254,321)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	$(13,107,911)

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2016

ASSETS
Investment securities:
At cost	$360,620,978
At fair value	$360,441,315
Cash	106,495,653
Deposits for futures contracts *	111,677,345
Receivable for Fund shares sold	5,006
Interest receivable	812,089
Prepaid expenses and other assets	116,718
TOTAL ASSETS	579,548,126

LIABILITIES
Unrealized depreciation on futures contracts	13,107,911
Advisory fee payable	865,312
Payable for fund shares redeemed	2,743,461
Payable to related parties	48,215
Accrued expenses and other liabilities	2,750
TOTAL LIABILITIES	16,767,649
NET ASSETS	$562,780,477

Net Assets Consist Of:
Paid in capital	$592,147,555
Accumulated net investment loss	(4,837,509)
Accumulated net realized loss from investments, futures contracts and swap contract	(11,267,310)
Net unrealized appreciation of investments and futures contracts	(13,262,259)
NET ASSETS	$562,780,477

Net Asset Value Per Share:
Class I Shares:
Net Assets	$562,780,477
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	56,834,994
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.90

*	Pledged as collateral for futures contracts.

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2016

INVESTMENT INCOME
Interest	$830,548

EXPENSES
Investment advisory fees	5,193,419
Transfer agent fees	267,335
Legal fees	12,602
Interest Expense	3,120
Administrative services fees	149,236
Accounting services fees	34,793
Audit fees	17,392
Custodian fees	20,347
Registration fees	22,685
Trustees fees and expenses	17,211
Printing and postage expenses	9,075
Compliance officer fees	4,692
Other expenses	32,767
TOTAL EXPENSES	5,784,674

Less: Fees waived by the Advisor	(116,617)

NET EXPENSES	5,668,057
NET INVESTMENT LOSS	(4,837,509)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Futures contracts	17,269,662
Foreign currency translations	157,019
Commissions on futures contracts	(467,545)
16,959,136
Net change in unrealized appreciation/(depreciation) on:
Investments	(242,239)
Futures contracts	(22,323,053)
Foreign currency translations	25,315
(22,539,977)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,580,841)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,418,350)

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Period
	December 31, 2016	Ended
	(Unaudited)	June 30, 2016 (a)
FROM OPERATIONS
Net investment loss	$(4,837,509)	$(4,143,923)
Net realized gain on investment transactions, futures contracts and swap contract	16,959,136	7,407,960
Net change in unrealized appreciation on investments and futures contracts	(22,539,977)	9,277,718
Net increase/(decrease) in net assets resulting from operations	(10,418,350)	12,541,755

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(31,500,059)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	123,068,982	631,602,441
Net asset value of shares issued in reinvestment of distributions	4,431,397	—
Payments for shares redeemed	(107,665,962)	(59,883,301)
Capital contribution from the Administrator (see Note 4)	218,314	385,260
Net increase in net assets from shares of beneficial interest	20,052,731	572,104,400

TOTAL INCREASE IN NET ASSETS	(21,865,678)	584,646,155

NET ASSETS
Beginning of Period	584,646,155	—
End of Period*	$562,780,477	$584,646,155
*Includes accumulated net investment loss of:	$(4,837,509)	$—

SHARE ACTIVITY
Class I:
Shares Sold	11,823,535	60,439,276
Shares Reinvested	444,473	—
Shares Redeemed	(10,236,112)	(5,636,178)
Net increase in shares of beneficial interest outstanding	2,031,896	54,803,098

(a)	The Equinox IPM Systematic Macro Fund commenced operations on July 6, 2015.

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	For the Six Months Ended	For the Period
	December 31, 2016	Ended
	(Unaudited)	June 30, 2016 (1)
Net asset value, beginning of period	$10.67	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.17)
Net realized and unrealized gain on investments, futures contracts, and swap contract	(0.13)	0.84
Total from investment operations	(0.22)	0.67
Less distributions from:
Net realized gains	(0.55)	—
Net asset value, end of period	$9.90	$10.67
Total return (3)	(2.08)%	6.70	% (7)
Net assets, at end of period (000’s)	$562,780	$584,646
Ratio of gross expenses to average net assets (including interest expense) (5)(6)(9)	1.93%	2.08%
Ratio of net expenses to average net assets (including interest expense) (6)(10)	1.89%	1.82%
Ratio of net investment loss to average net assets (6)	(1.61)%	(1.58)%
Portfolio Turnover Rate (4)	0%	0%

(1)	The Equinox IPM Systematic Macro Fund commenced operations on July 6, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	For the period ended June 30, 2016, 0.10% of the Fund’s total return consisted of a voluntary reimbursement by a related party. Excluding this item, total return would have been 6.60%.

(8)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of IPM Fund Limited (5)(8)	1.93%	2.03%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of IPM Fund Limited (8)	1.89%	1.77%

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2016

1.	ORGANIZATION

The Equinox IPM Systematic Macro Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on July 6, 2015. The Fund currently offers Class I (Institutional) Shares which are offered at net asset value. The investment objective of the Fund is to achieve long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Equinox IPM Systematic Macro Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Equinox IPM Systematic Macro Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$235,607,827	$—	$235,607,827
U.S. Treasury Bills	—	124,833,488	—	124,833,488
Total	$—	$360,441,315	$—	$360,441,315
Liabilities	Level 1	Level 2	Level 3	Total
Future Contracts *	$13,107,911	$—	$—	$13,107,911
Total	$13,107,911	$—	$—	$13,107,911

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Net unrealized depreciation of futures contracts is shown.

Equinox IPM Systematic Macro Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include the accounts of Equinox IPM Systematic Macro Fund Limited, a Delaware Limited Liability Company, (“EPS-CDC”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled domestic corporation (“CDC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

The CDC utilizes a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global markets across three major asset classes: currencies, fixed income and stock indices to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EPS-CDC is as follows:

	Inception Date of CDC	CDC Net Assets at December 31, 2016	% Of Total Net Assets at December 31, 2016
IPM-CDC	7/8/2015	$ 98,569,434	17.51%

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Equinox IPM Systematic Macro Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrealized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s June 30, 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Colorado where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Trust are borne by that fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds in the Trust or another reasonable basis.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases and sells futures contracts to pursue its investment objective, hedge against market risk, and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2016, the Fund had a net change in unrealized depreciation of $22,323,053 from futures contracts. For the six months ended December 31, 2016, the Fund had net realized gains of $17,269,662 from futures contracts.

Equinox IPM Systematic Macro Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

Liabilities

						Gross Amounts Not Offset in the
						Consolidated Statement of Assets &
						Liabilities
			Gross Amounts
			Offset in the		Net Amounts of Liabilities
	Gross Amounts		Consolidated		Presented in the
	of Recognized		Statement of Assets &		Consolidated Statement of	Financial	Cash Collateral
Description	Liabilities		Liabilities		Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$(35,026,647	) (1)	$21,918,736	(1)	$(13,107,911)	$—	$111,677,345	$98,569,434
Total	$(35,026,647)		$21,918,736		$(13,107,911)	$—	$111,677,345	$98,569,434

(1)	See Consolidated Portfolio of Investments for breakout of gross unrealized appreciation and depreciation by future contract.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments in the Consolidated Statement of Assets and Liabilities as of December 31, 2016:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Liability Derivatives
Equity/Interest Rate/Currency Contracts	Unrealized depreciation on futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2016:

Derivatives Investment Fair Value
				Total as of
	Equity	Interest Rate	Currency	December 31, 2016
Futures Contracts	$2,948,933	$(13,930,732)	$(2,126,112)	$(13,107,911)
Total	$2,948,933	$(13,930,732)	$(2,126,112)	$(13,107,911)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended December 31, 2016:

Derivative Investment Type	Location of Gain/(Loss) on Derivatives
Equity/Interest Rate/Currency Contracts	Net realized gain/(loss) on: Futures contracts Net change in unrealized appreciation/(depreciation) on: Futures contracts

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended December 31, 2016:

Net Change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

				Mixed: Currency,
				Equity and	Total as of
	Equity	Interest Rate	Currency	Interest Rate	December 31, 2016
Futures Contracts	$3,385,119	$(7,909,252)	$(17,798,920)	$—	$(22,323,053)
Total	$3,385,119	$(7,909,252)	$(17,798,920)	$—	$(22,323,053)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

				Mixed: Currency,
				Equity and	Total for the period ended
	Equity	Interest Rate	Currency	Interest Rate	December 31, 2016
Futures Contracts	$28,298,156	$(8,004,321)	$(3,024,173)	$—	$17,269,662
Total	$28,298,156	$(8,004,321)	$(3,024,173)	$—	$17,269,662

The notional value (underlying face amount at fair value) of the derivative instruments outstanding as of December 31, 2016 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2016, there were no purchases or sales of portfolio securities, other than short-term investments and U.S. Government securities.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”).

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The Advisor has engaged IPM Informed Portfolio Management AB (“IPM”) to direct the investment in futures contracts and futures-related instruments of IPM-CDC in accordance with its Systematic Macro Trading Program (the “IPM Program”). As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.74% of the Fund’s average daily net assets. For the six months ended December 31, 2016, the Fund incurred advisory fees of $5,193,419.

Under the terms of the expense limitation agreement, the Advisor has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.89% of the Fund’s average daily net assets. This expense limitation will remain in effect until October 31, 2017 but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

For the six months ended December 31, 2016, the Advisor voluntarily waived expenses in the amount of $116,617, all of which is subject to recapture by the Advisor.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.89% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to recoupment by the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed 1.89% of average daily net assets for Class I. If Fund operating expenses attributable to Class I shares subsequently exceed 1.89% per annum of the average daily net assets, the recoupment by the Advisor shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. During the six months ended December 31, 2016, the Fund did not pay distribution related charges pursuant to the Plan.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

As a result of NAV errors that occurred during the period ended June 30, 2016, the Fund experienced a loss of $385,260, all of which was reimbursed by the Administrator. As a result of NAV errors that occurred during the six months ended December 31, 2016, the Fund experienced a loss of $218,314, all of which was reimbursed by the Administrator.

5.	TAX COMPONENTS OF CAPITAL

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,108,403	$29,238,149	$—	$—	$—	$(18,795,221)	$12,551,331

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is primarily attributable to, the mark-to-market on open futures contracts.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, tax adjustments for swap contracts and non-deductible expenses, resulted in reclassification for the year ended June 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(9,576)	$4,143,923	$(4,134,347)

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

6.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there is no impact requiring adjustment of disclosure in the consolidated financial statements.

Equinox IPM Systematic Macro Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2016

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Fund’s	Beginning	Account	Paid	Account	Paid
Equinox IPM Systematic	Annualized	Account Value	Value	During	Value	During
Macro Fund	Expense Ratio	7-1-16	12-31-16	Period*	12-31-16	Period*
Class I	1.89%	$1,000.00	$ 979.20	$9.43	$1,015.68	$9.60

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2016

Approval of Investment Advisory Agreement

Approval of Continuation of Investment Advisory Agreement between Equinox Institutional Asset Management and Equinox Funds Trust on behalf of IPM Systematic Macro Fund.

At a meeting held on November 17, 2016 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Equinox Institutional Asset Management (“EIAM” or the “Advisor”) and the Trust (the “Agreement”) on behalf of IPM Systematic Macro Fund (the “Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Fund, (ii) the size and qualifications of the portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of EIAM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Advisor’s ability to service the Funds, (x) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with representatives of the Advisor as provided at the Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Fund and EIAM. The Trustees reviewed the historical performance of the Fund as compared to the Fund’s benchmark index, the Barclay BTOP50 Index (the “Index”), and as compared to three other investment companies managed by other investment advisers that employ a managed futures strategy (the “Peer Funds”). The Trustees considered the performance of the Fund against the Index and Peer Funds for the one year period ended September 30, 2016, noting that longer term performance data was not available. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year. The Board noted that the Fund outperformed the Index and two of the Peer Funds for the year ended September 30, 2016, and underperformed one of the Peer Funds for the same period.

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2016

The Trustees considered explanations provided by EIAM regarding the various factors contributing to the Fund’s relative performance, including, among other things, differences in the Fund’s investment strategy, volatility targets and portfolio construction in comparison to the Peer Funds. The Board discussed with EIAM the reasons behind such results for the Fund. In the instance where the Fund lagged one or more Peer Funds or the Index for certain periods, the Trustees considered other factors that supported the continuation of the Advisory Agreement, including EIAM’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Fund’s investment objective and policies. Taking note of EIAM’s discussion of the various factors contributing to the Fund’s performance and its continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the recent investment performance of the Fund was satisfactory.

Fees. The Trustees noted that the representatives of EIAM had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from the Advisor’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Advisor charges to other clients and evaluated explanations provided by Advisor as to differences in fees charged to the Fund and other similarly managed accounts, including other investment companies. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by the Advisor are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Advisor.

Knowledge, experience, and qualifications. The Trustees then considered the level and depth of knowledge of EIAM, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by EIAM, the Board took into account its familiarity with EIAM’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account EIAM’s compliance policies and procedures and reports regarding the Advisor’s compliance operations. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by EIAM are appropriate and consistent with the terms of the Advisory Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the continued receipt of EIAM’s services under the Advisory Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

Costs. Trustees also considered (i) the costs of the services provided by EIAM, (ii) the compensation and benefits received by EIAM in providing services to the Fund, and (iii) its profitability. The Trustees noted that the level of profitability of EIAM is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that EIAM’s profits are sufficient to continue as healthy, ongoing concerns generally, and as investment

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2016

adviser of the Fund. Based on the information provided, the Trustees concluded that EIAM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders.

The Trustees determined to approve the continuation of the Advisory Agreement for an additional one year period. In approving the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by EIAM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck ____________

Robert J. Enck, Principal Executive Officer

Date ___3/9/2017____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date _3/9/2017_____

By (Signature and Title)

/s/__ Laura Latella ____

Laura Latella, Principal Financial Officer

Date __3/9/2017____________